Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk management [abstract]
Outstandings per line of business
Portfolio analysis per business line (*)

Outstandings per line of business (*)[1,2,3,4]
in EUR million		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Rating class		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Investment grade	1 (AAA)	74,735	31,859	357	372	34,782	18,973	2,375	24,774	112,248	75,978
	2-4 (AA)	63,239	46,394	6,119	5,853	38,586	36,460	18	1,832	107,961	90,539
	5-7 (A)	66,537	66,756	23,143	20,922	54,381	48,587	349	323	144,409	136,588
	8-10 (BBB)	104,987	115,888	120,714	115,192	53,346	49,681	2,692	3,190	281,738	283,951
Non-Investment grade	11-13 (BB)	65,832	86,342	61,797	63,993	39,823	41,584	0	31	167,451	191,950
	14-16 (B)	20,925	22,929	17,759	15,845	10,299	14,755			48,983	53,528
	17 (CCC)	1,822	1,081	2,543	2,223	844	933	128	98	5,338	4,335
Substandard grade	18 (CC)	1,690	1,228	1,170	1,409	514	531			3,374	3,168
	19 (C)	518	659	1,306	1,056	600	672			2,423	2,387
NPL grade	20-22 (D)	4,415	4,516	5,614	4,316	3,203	2,399	295	275	13,526	11,506
Total		404,699	377,651	240,520	231,180	236,377	214,575	5,857	30,524	887,454	853,930

Industry
Private Individuals		25	31	160,884	164,466	172,390	167,262			333,299	331,758
Central Banks		84,697	34,044			27,921	8,383	632	23,339	113,250	65,766
Real Estate		26,271	38,338	24,064	13,205	3,297	2,732			53,632	54,275
Commercial Banks		42,088	44,152	201	250	8,211	8,884	3,010	3,502	53,509	56,788
Central Governments		43,753	37,449	1,691	1,364	4,482	6,356	1,697	3,131	51,623	48,300
Natural Resources		43,905	54,113	1,090	976	553	806			45,549	55,894
Non-Bank Financial Institutions		40,581	37,695	1,488	1,396	323	378	456	512	42,848	39,981
Transportation & Logistics		24,692	27,334	3,571	2,882	696	764			28,960	30,980
Food, Beverages & Personal Care		14,706	16,691	6,162	5,960	1,975	2,151			22,843	24,802
Services		8,878	10,252	11,302	10,929	808	862	4	3	20,993	22,046
Lower Public Administration		5,698	3,594	4,756	5,619	9,010	8,184			19,464	17,397
Utilities		17,062	16,377	1,358	741	136	145			18,556	17,263
General Industries		10,943	12,599	4,346	4,269	2,359	2,764			17,648	19,632
Other		41,398	44,982	19,607	19,123	4,214	4,906	58	36	65,279	69,046
Total		404,699	377,651	240,520	231,180	236,377	214,575	5,857	30,524	887,454	853,930

Outstandings per line of business (*) - continued[1,2,3]
	in EUR million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
	Region	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Europe	Netherlands	72,236	41,255	149,686	142,547	645	905	2,965	25,340	225,532	210,046
	Belgium	36,517	33,936	84,104	82,368	642	572	19	18	121,282	116,894
	Germany	21,102	18,067	542	485	119,032	99,966	45	43	140,722	118,561
	Poland	18,296	15,713	55	66	20,750	20,377			39,101	36,156
	Spain	9,157	8,849	66	68	25,255	21,838	35	30	34,512	30,785
	United Kingdom	30,582	27,026	193	277	170	225	73	1,872	31,018	29,400
	Luxemburg	20,080	22,209	4,373	4,051	864	1,554	13	13	25,330	27,827
	France	15,651	13,914	618	519	6,447	6,267	6	3	22,721	20,703
	Rest of Europe	61,213	65,432	525	406	20,573	22,816	13	25	82,324	88,679
	Americas	64,688	67,893	210	223	1,535	1,457	312	340	66,745	69,912
	Asia	44,961	52,065	91	103	166	180	2,376	2,840	47,594	55,188
	Australia	8,134	8,622	22	27	40,294	38,416	0	1	48,451	47,066
	Africa	2,082	2,671	36	40	3	2			2,121	2,713
	Total	404,699	377,651	240,520	231,180	236,377	214,575	5,857	30,524	887,454	853,930

1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.
4 The prior period outstandings by economic sector (industry) have been updated reflecting improved classification of clients.

Outstandings by economic sectors and geographical area
Outstandings by economic sectors and geographical area (*) [1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxemburg	France	Rest of Europe	America	Asia	Australia	Africa	2020
Private Individuals	114,219	42,443	88,178	12,216	21,775	186	3,203	2,644	14,717	169	173	33,346	29	333,299
Central Banks	43,615	22,840	23,601	31	3,058	6,247	3,855	811	3,655	0	4,090	1,424	23	113,250
Real Estate	18,349	10,540	1,374	2,478	1,460	313	3,846	3,511	3,839	2,889	828	4,197	7	53,632
Commercial Banks	1,640	265	4,546	607	468	6,931	3,478	6,218	6,926	7,434	13,222	1,476	298	53,509
Central Governments	6,636	6,762	2,010	8,956	4,435	55	175	2,130	10,020	8,949	344	712	439	51,623
Natural Resources	2,830	1,214	1,102	626	286	3,435	959	316	13,542	8,193	11,442	821	782	45,549
Non-Bank Financial Institutions	2,743	940	3,301	1,502	126	6,348	4,054	1,547	4,096	14,726	3,089	376	0	42,848
Transportation & Logistics	4,162	2,016	1,503	1,018	539	1,934	641	782	6,229	3,628	5,468	743	295	28,960
Food, Beverages & Personal Care	6,623	2,783	306	1,932	515	782	1,663	789	2,202	3,975	1,072	191	10	22,843
Services	4,281	9,307	584	783	159	520	454	411	1,054	2,314	612	515	0	20,993
Lower Public Administration	432	4,875	7,526	721	0		583	1,693	528	1,026	30	2,050	0	19,464
Utilities	1,731	1,277	1,815	618	610	2,105	583	402	2,975	3,196	1,716	1,292	237	18,556
General Industries	4,176	2,802	1,030	2,134	252	234	266	194	3,014	2,477	1,053	16	0	17,648
Other	14,094	13,218	3,843	5,478	829	1,926	1,572	1,273	9,527	7,769	4,456	1,293	0	65,279
Total	225,532	121,282	140,722	39,101	34,512	31,018	25,330	22,721	82,324	66,745	47,594	48,451	2,121	887,454

Rating class
Investment grade	169,111	78,294	118,082	26,045	26,622	25,924	19,528	16,688	51,233	44,279	35,879	34,545	127	646,357
Non-Investment grade	51,818	38,113	21,185	11,979	7,468	4,837	5,530	5,870	29,051	20,758	10,696	12,651	1,816	221,772
Substandard grade	1,794	1,159	516	215	102	101	191	37	679	476	94	349	83	5,798
NPL grade	2,808	3,715	939	862	320	156	81	126	1,360	1,232	925	905	95	13,526
Total	225,532	121,282	140,722	39,101	34,512	31,018	25,330	22,721	82,324	66,745	47,594	48,451	2,121	887,454
1 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*)[1,2]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxemburg	France	Rest of Europe	America	Asia	Australia	Africa	2019
Private Individuals	117,194	43,057	84,281	11,296	20,758	248	3,019	2,242	15,626	222	179	33,602	36	331,758
Central Banks	21,635	16,651	7,573	211	370	1,867	5,048	796	6,454	0	4,951	200	8	65,766
Commercial Banks	1,918	358	4,231	254	743	7,206	3,771	5,945	7,398	7,682	13,576	3,353	352	56,788
Natural Resources	2,556	1,323	959	729	220	4,307	2,339	652	16,037	9,521	15,442	749	1,061	55,894
Central Governments	7,970	5,777	3,033	6,626	4,597	42	184	1,554	6,668	9,724	1,071	689	367	48,300
Non-Bank Financial Institutions	2,852	1,178	2,856	1,252	175	7,462	2,983	1,318	4,117	12,145	3,178	315	149	39,981
Real Estate	18,478	10,287	1,418	2,415	1,390	350	3,865	3,503	4,539	3,685	886	3,450	8	54,275
Transportation & Logistics	4,722	2,298	505	1,100	569	2,081	868	812	6,129	3,979	6,818	651	447	30,980
Food, Beverages & Personal Care	6,301	3,095	322	2,093	329	995	1,779	874	2,602	4,632	1,651	111	19	24,802
Services	4,683	9,272	574	822	162	774	646	711	1,109	2,264	604	426	0	22,046
General Industries	4,096	3,301	1,143	2,295	274	382	437	144	3,504	2,628	1,423	5	0	19,632
Utilities	1,331	1,056	1,673	654	418	2,032	571	445	3,103	3,493	1,380	843	265	17,263
Lower Public Administration	522	5,949	5,798	727	4	0	728	471	536	958	18	1,686	0	17,397
Chemicals, Health & Pharmaceuticals	4,160	3,517	935	1,066	112	95	257	524	2,812	2,286	474	205	0	16,443
Other	11,628	9,774	3,260	4,614	664	1,560	1,331	712	8,045	6,694	3,536	782	2	52,603
Total	210,046	116,894	118,561	36,156	30,785	29,400	27,827	20,703	88,679	69,912	55,188	47,066	2,713	853,930

Rating class
Investment grade	144,134	73,010	95,685	22,921	23,598	24,429	21,444	15,418	50,878	42,689	41,134	31,542	175	587,056
Non-Investment grade	60,937	39,994	21,616	12,219	6,832	4,807	6,229	5,163	35,775	25,660	13,553	14,573	2,457	249,814
Substandard grade	1,993	1,023	555	212	85	17	75	25	484	464	347	265	9	5,555
NPL grade	2,983	2,867	705	806	270	148	79	96	1,541	1,100	154	686	71	11,506
Total	210,046	116,894	118,561	36,156	30,785	29,400	27,827	20,703	88,679	69,912	55,188	47,066	2,713	853,930
1 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.
2 The prior period outstandings by economic sector (industry) have been updated reflecting improved classification of clients.

Cover values including guarantees received
Cover values including guarantees received (*)
in EUR million		Cover type				Value to Loan
2020	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer Lending	331,288	609,967	6,208	26,117	38,438	6.7%	7.5%	85.8%
Business Lending	388,270	161,474	20,431	94,913	302,357	43.1%	21.2%	35.7%
Investment and Money Market	121,809	95	121	782	245	99.2%	0.1%	0.7%
Total Lending, Investment and Money Market	841,367	771,536	26,761	121,811	341,039	36.9%	12.7%	50.4%
Pre-settlement	46,086
Total Bank	887,454

Cover values including guarantees received (*)
in EUR million		Cover type				Value to Loan
2019	Outstandings	Mortgages	Financial Collateral	Guarantees	Other	No Cover	Partially covered	Fully covered
Consumer Lending	329,949	574,786	3,775	26,766	36,774	6.9%	7.6%	85.5%
Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	24.3%	39.1%
Investment and Money Market	94,866	33	133	64	266	96.0%	3.9%	0.1%
Total Lending, Investment and Money Market	803,258	729,171	24,981	120,236	333,326	31.4%	15.0%	53.5%
Pre-settlement	50,672
Total Bank	853,930

Cover values including guarantees received - Consumer lending portfolio (*)
in EUR million		Cover type				Value to Loan
2020	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	294,642	594,073	5,147	23,210	30,927			0.1%	0.7%	7.3%	92.0%
Residential Mortgages (SME) [1]	5,681	9,010	151	126	1,532		0.3%	0.7%	1.4%	6.1%	91.5%
Other Consumer Lending	25,780	197	861	2,619	4,336	81.5%	0.3%	0.1%	0.2%	0.3%	17.6%
Total Performing	326,103	603,281	6,160	25,955	36,795	6.4%	0.0%	0.1%	0.7%	6.7%	86.1%

Non-performing
Residential Mortgages (Private Individuals)	3,698	6,379	45	141	1,414	0.2%	0.1%	0.4%	1.2%	5.9%	92.2%
Residential Mortgages (SME) [1]	184	301	0	9	54	0.1%	0.2%	0.5%	1.8%	7.7%	89.7%
Other Consumer Lending	1,303	6	4	12	175	91.8%	0.3%	0.2%	0.3%	0.6%	6.7%
Total Non-performing	5,185	6,686	49	162	1,643	23.2%	0.1%	0.3%	1.0%	4.6%	70.6%

Total Consumer Lending	331,288	609,967	6,208	26,117	38,438	6.7%	0.0%	0.1%	0.7%	6.7%	85.8%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Consumer lending portfolio (*)
in EUR million		Cover type				Value to Loan
2019	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	294,658	561,766	2,897	24,281	30,541			0.1%	0.8%	7.2%	91.8%
Residential Mortgages(SME) [1]	5,687	8,786	258	145	1,402		0.2%	0.8%	1.4%	8.0%	89.6%
Other Consumer Lending	26,025	183	603	2,204	3,980	83.8%	0.3%	0.1%	0.1%	0.3%	15.4%
Total Performing	326,370	570,734	3,759	26,630	35,922	6.7%	0.0%	0.1%	0.8%	6.7%	85.7%

Non-performing
Residential Mortgages (Private Individuals)	2,477	3,804	14	121	720	0.2%	0.2%	0.7%	2.3%	9.6%	87.1%
Residential Mortgages(SME) [1]	147	240		7	36	0.2%	0.3%	0.8%	2.9%	6.0%	89.8%
Other Consumer Lending	956	7	2	8	96	94.0%	0.4%	0.2%	0.4%	0.5%	4.6%
Total Non-performing	3,579	4,052	16	136	852	25.3%	0.2%	0.5%	1.8%	7.0%	65.2%

Total Consumer Lending	329,949	574,786	3,775	26,766	36,774	6.9%	0.0%	0.1%	0.8%	6.7%	85.5%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Business lending portfolio (*)
in EUR million
2020		Cover type				Value to Loan
Industry	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Central Banks	79,464		23			100.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Real Estate	52,743	99,824	1,176	6,644	28,378	3.3%	0.7%	2.1%	1.5%	7.4%	85.1%
Natural Resources	43,209	1,453	2,192	23,503	35,739	24.5%	14.4%	13.0%	7.2%	15.9%	25.0%
Transportation & Logistics	27,395	7,251	182	7,487	37,220	18.2%	5.1%	2.4%	3.9%	11.7%	58.8%
Non-Bank Financial Institutions	22,225	1,139	10,771	3,766	46,286	42.9%	3.5%	2.3%	3.6%	4.6%	43.2%
Food, Beverages & Personal Care	20,594	8,346	430	9,473	33,918	25.0%	5.1%	5.9%	9.6%	14.0%	40.3%
Services	19,632	10,623	1,855	8,394	23,917	27.9%	5.8%	7.0%	5.3%	7.2%	46.9%
Commercial Banks	17,931	313	107	1,546	3,868	74.8%	1.0%	3.4%	1.7%	8.2%	10.8%
Utilities	16,948	185	1,011	4,464	9,723	42.3%	19.1%	5.2%	4.3%	3.0%	26.0%
General Industries	16,417	5,563	241	5,736	20,781	31.5%	4.0%	5.7%	9.6%	9.9%	39.3%
Chemicals, Health & Pharmaceuticals	14,120	7,558	194	4,391	12,332	26.0%	5.7%	3.6%	7.7%	13.6%	43.5%
Builders & Contractors	13,895	7,583	309	4,490	15,711	26.3%	6.2%	6.4%	8.9%	10.4%	41.7%
Others [1]	43,696	11,635	1,938	15,020	34,484	40.0%	5.1%	4.3%	6.1%	10.5%	34.1%

Total Business Lending	388,270	161,474	20,431	94,913	302,357	43.1%	4.9%	4.2%	4.2%	7.9%	35.7%
of which Total Non-performing	8,261	3,027	230	3,803	6,915	29.1%	5.2%	5.0%	8.5%	14.2%	38.1%

1 ‘Others’ comprises industries with outstandings lower than €10 billion.

Cover values including guarantees received - Business lending portfolio (*)[1]
in EUR million
2019		Cover type				Value to Loan
Industry	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Natural Resources	53,796	1,197	2,426	22,041	35,691	26.6%	15.3%	9.6%	11.6%	12.9%	24.1%
Real Estate	53,564	98,238	1,589	6,869	20,353	4.0%	0.6%	2.1%	1.8%	8.7%	82.9%
Central Banks	42,087		7			100.0%
Non-Bank Financial Institutions	22,593	1,434	11,339	5,638	41,084	30.9%	3.7%	5.1%	6.5%	7.1%	46.6%
Transportation & Logistics	29,303	3,293	169	7,519	36,223	17.0%	6.4%	2.3%	4.1%	11.3%	58.9%
Food, Beverages & Personal Care	22,585	8,030	407	8,777	34,633	24.5%	5.2%	7.8%	10.3%	12.8%	39.5%
Commercial Banks	22,508	331	130	1,656	6,062	72.4%	3.3%	2.0%	1.6%	5.9%	14.8%
Services	21,044	10,090	1,519	8,799	29,470	30.7%	5.0%	6.3%	6.5%	6.9%	44.6%
General Industries	18,849	5,031	246	5,369	22,154	32.2%	5.1%	4.3%	8.3%	9.6%	40.6%
Utilities	15,952	242	1,036	3,785	7,928	41.7%	19.7%	3.9%	5.5%	2.0%	27.3%
Chemicals, Health & Pharmaceuticals	15,410	8,361	203	3,744	12,439	26.4%	6.7%	3.9%	7.5%	11.8%	43.7%
Builders & Contractors	15,054	7,449	201	3,802	15,704	27.5%	6.7%	7.2%	8.6%	8.7%	41.2%
Others [2]	45,698	10,655	1,800	15,407	34,546	41.5%	4.9%	4.6%	5.8%	7.7%	35.4%

Total Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	6.0%	4.4%	5.7%	8.2%	39.1%
of which Total Non-performing	7,856	2,600	281	2,643	6,305	32.6%	3.6%	7.9%	9.2%	16.5%	30.2%

1 The prior period outstandings by economic sector (industry) have been updated reflecting improved classification of clients.
2 ‘Others’ comprises industries with outstandings lower than €10 billion.

Cover values including guarantees received - Business lending portfolio (*)
	2020		Cover type				Value to Loan
Region		Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Europe	Netherlands	100,918	61,180	3,298	9,245	59,268	51.6%	1.6%	2.5%	3.9%	8.6%	31.8%
	Belgium	50,245	36,071	1,174	22,424	53,041	24.8%	1.6%	3.0%	3.1%	6.9%	60.7%
	Germany	35,069	3,233	118	2,711	4,788	80.4%	4.0%	2.1%	1.4%	1.2%	10.9%
	Luxembourg	16,332	8,403	1,671	2,849	29,875	46.4%	1.5%	6.0%	1.5%	3.4%	41.1%
	Poland	16,176	9,414	168	3,720	25,652	28.3%	4.5%	3.8%	7.9%	11.3%	44.2%
	United Kingdom	13,864	4,659	1,971	4,028	9,906	44.6%	16.1%	7.2%	3.0%	8.3%	20.8%
	Switzerland	9,544	46	684	3,540	6,980	27.2%	21.7%	16.6%	7.1%	7.2%	20.3%
	France	9,513	7,543	150	2,021	4,096	39.2%	5.1%	4.1%	2.7%	2.0%	46.8%
	Rest of Europe	46,302	13,817	2,460	18,446	41,326	35.4%	7.7%	4.6%	4.7%	9.1%	38.5%
	America	40,800	5,967	6,872	7,442	40,815	38.3%	7.3%	6.0%	5.4%	10.2%	32.7%
	Asia	37,435	978	1,728	15,174	23,607	40.6%	5.0%	5.5%	6.6%	11.9%	30.5%
	Australia	10,019	10,153	83	1,650	2,273	26.4%	7.7%	2.1%	2.4%	4.7%	56.8%
	Africa	2,053	10	53	1,661	730	8.0%	6.6%	3.0%	19.9%	26.8%	35.7%

	Total Business Lending	388,270	161,474	20,431	94,913	302,357	43.1%	4.9%	4.2%	4.2%	7.9%	35.7%
	of which Non-performing	8,261	3,027	230	3,803	6,915	29.1%	5.2%	5.0%	8.5%	14.2%	38.1%

Cover values including guarantees received - Business lending portfolio (*)
	2019		Cover type				Value to Loan
Region		Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Europe	Netherlands	81,383	60,334	3,265	8,845	52,909	37.4%	2.8%	3.7%	5.3%	10.7%	40.1%
	Belgium	51,881	35,937	1,231	23,583	51,204	25.4%	1.8%	2.6%	4.0%	6.7%	59.5%
	Germany	18,366	3,143	95	1,237	4,916	62.7%	9.2%	2.4%	2.2%	2.5%	20.9%
	Luxembourg	19,013	7,076	1,690	3,780	31,685	48.3%	2.3%	6.6%	3.2%	3.0%	36.7%
	Poland	17,498	8,896	135	3,053	27,356	30.1%	3.4%	4.6%	7.0%	11.4%	43.4%
	United Kingdom	14,919	1,132	1,128	4,381	10,159	39.0%	18.0%	5.7%	8.9%	5.3%	23.0%
	Switzerland	11,328	83	656	2,950	6,085	35.7%	13.7%	12.3%	7.4%	11.7%	19.2%
	France	10,015	6,843	147	2,003	4,661	39.5%	5.7%	5.5%	3.5%	1.3%	44.6%
	Rest of Europe	48,494	15,504	2,873	17,219	40,243	32.1%	7.8%	4.9%	4.7%	10.2%	40.2%
	America	48,048	7,253	7,856	8,827	39,792	39.7%	6.1%	5.0%	6.6%	9.2%	33.4%
	Asia	45,131	920	1,941	14,051	24,632	37.2%	8.4%	4.5%	9.2%	7.2%	33.5%
	Australia	9,731	7,219	4	1,640	1,867	37.3%	9.6%	1.5%	3.0%	5.5%	43.1%
	Africa	2,638	9	51	1,838	778	9.2%	16.5%	9.6%	13.2%	12.2%	39.3%

	Total Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	6.0%	4.4%	5.7%	8.2%	39.1%
	of which Non-performing	7,856	2,600	281	2,643	6,305	32.6%	3.6%	7.9%	9.2%	16.5%	30.2%

Credit risk categories and credit quality outstandings
Credit risk categories (*)
	Regular	Watch List	Restructuring [1]	Non-performing [1]
Possible ratings	1–19	1–19	11–20	20-22
Typical ratings	1–14	15–17	18–20	20-22
Deterioration in risk	Not significant	Significant	Significant	Significant
Significant intervention	Not required	Not required	Required	Required
Account Ownership	Front Office	Front Office	Front Office	Front Office
Credit Risk Management	Regular	Regular	Credit Restructuring	Credit Restructuring
Primary Manager	Front Office	Front Office	Credit Restructuring	Credit Restructuring
Accounting provisioning	Stage 1/2	Stage 1/2	Stage 2/3	Stage 3

1 More information on the Restructuring and Non-performing categories can be found in the Credit restructuring section.

Credit quality outstandings (*)
in EUR million	2020	2019
Neither past due nor non-performing	863,506	831,340
Business lending past due but performing (1–90 days)	7,831	7,747
Consumer lending past due but performing (1–90 days)	2,619	3,367
Non-performing [1]	13,497	11,477
Total	887,454	853,930

1 Based on lending and investment activities

Aging analysis (past due but performing)
Ageing analysis (past due but performing): Consumer lending portfolio, outstandings [1] (*)
in EUR million	2020	2019
Past due for 1–30 days	2,129	2,564
Past due for 31–60 days	402	639
Past due for 61–90 days	88	163
Total	2,619	3,367

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Ageing analysis (past due but performing): Business lending, outstandings (*)
in EUR million	2020	2019
Past due for 1–30 days	7,038	6,681
Past due for 31–60 days	712	658
Past due for 61–90 days	82	408
Total	7,831	7,747

Aging analysis (past due but performing) by geographic area explanatory
Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings [1] (*)
	in EUR million	2020
	Region	Residential Mortgages	Other retail	Total
Europe	Netherlands	713	12	725
	Belgium	469	107	576
	Germany	359	71	430
	Poland	84	62	146
	Spain	24	30	55
	Luxemburg	7	18	25
	France	1	7	7
	United Kingdom	2	0	2
	Rest of Europe	136	119	255
	America	0	0	1
	Asia	4	0	4
	Australia	388	6	394

	Total	2,186	433	2,619

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings [1] (*)
	in EUR million	2019
	Region	Residential Mortgages	Other retail	Total
Europe	Netherlands	829	11	840
	Belgium	733	166	899
	Germany	372	104	476
	Poland	145	90	236
	Spain	21	36	56
	Luxemburg	3	24	27
	France	2	10	13
	United Kingdom	3		3
	Rest of Europe	195	290	484
	America	3		3
	Asia	3		3
	Australia	310	18	328

	Total	2,619	749	3,367

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)
	in EUR million	2020	2019
	Region	Total	Total
Europe	Netherlands	770	751
	Belgium	912	1,028
	Germany	204	385
	United Kingdom	959	820
	Spain	339	688
	France	106	639
	Luxemburg	301	340
	Poland	206	279
	Rest of Europe	1,214	1,445
	America	2,538	1,159
	Asia	151	187
	Australia	128	23
	Africa	3	2
	Total	7,831	7,747

Summary forborne portfolio
Summary Forborne portfolio (*) [1]
in EUR million	2020				2019
Business Line	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio

Wholesale Banking	10,176	7,849	2,327	3.2%	4,632	2,699	1,932	1.7%
Retail Banking	9,640	6,341	3,299	2.0%	4,861	2,686	2,175	1.1%
Total	19,816	14,190	5,626	2.5%	9,492	5,385	4,107	1.3%

1 Undrawn commitments are excluded.

Summary Forborne portfolio by forbearance type (*)[1]
in EUR million	2020				2019
Forbearance type	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio

Loan modification	17,877	12,937	4,940	2.3%	8,285	4,800	3,485	1.1%
Refinancing	1,939	1,252	686	0.2%	1,208	585	622	0.2%
Total	19,816	14,190	5,626	2.5%	9,492	5,385	4,107	1.3%

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by geographical area (*) [1]
	in EUR million	2020			2019
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	842	700	142	822	410	412
	Belgium	255	175	81	41	16	25
	Germany	845	676	170	246	182	63
	United Kingdom	1,738	1,606	132	332	251	81
	Italy	353	317	36	197	115	83
	Ukraine	88	5	82	169	77	93
	Norway	78	32	47	151	124	27
	Poland	199	101	98	134	31	103
	Rest of Europe	2,317	2,144	173	502	322	180
	America	2,338	1,541	796	1,315	759	556
	Asia	555	194	362	316	206	109
	Australia	365	251	113	214	85	129
	Africa	202	109	94	192	122	71
	Total	10,176	7,849	2,327	4,632	2,699	1,932

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by economic sector (*)[1,2]
in EUR million	2020			2019
Industry	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
			performing			performing
Natural Resources	2,370	1,397	973	1,587	909	678
Transportation & Logistics	1,453	1,253	201	674	362	313
General Industries	661	605	55	427	286	142
Food, Beverages & Personal Care	1,475	1,216	260	375	227	148
Real Estate	529	365	165	392	217	175
Chemicals, Health & Pharmaceuticals	394	364	30	212	209	3
Builders & Contractors	449	370	78	195	79	116
Utilities	290	141	149	188	55	133
Services	750	643	106	129	69	60
Retail	346	296	49	114	92	22
Automotive	768	714	54	108	72	36
Other	691	485	206	230	124	106
Total	10,176	7,849	2,327	4,632	2,699	1,932

1 Undrawn commitments are excluded.
2 The prior period outstandings by economic sectors (industry) have been updated reflecting improved classification of clients.

Retail Banking: Forborne portfolio by geographical area (*) [1]
	in EUR million	2020			2019
	Region	Outstandings	Of which: performing	Of which: non-	Outstandings	Of which: performing	Of which: non-
				performing			performing
Europe	Netherlands	4,415	3,447	968	2,212	1,367	845
	Belgium	2,672	1,621	1,051	1,149	435	714
	Germany	578	410	168	425	294	131
	Turkey	307	218	89	314	184	130
	Poland	349	112	237	209	101	109
	Romania	114	59	55	101	55	46
	Italy	49	13	37	25	13	12
	Spain	22	10	12	25	13	12
	Rest of Europe	80	42	37	43	22	22
	America	10	9	1	2	1	1
	Asia	3	1	2	1		1
	Australia	1,041	399	643	354	201	153
	Total	9,640	6,341	3,299	4,861	2,686	2,175

1 Undrawn commitments are excluded.

Non-performing loans: outstandings
Non-performing Loans: outstandings by economic sector and business lines (*)[1,2]
in EUR million	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Industry	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Private Individuals			2,879	2,173	2,480	1,573			5,359	3,746
Natural Resources	1,434	1,108	63	35	36	53			1,533	1,196
Food, Beverages & Personal Care	668	599	420	351	138	168			1,226	1,119
Transportation & Logistics	786	651	201	96	44	40			1,031	787
Services	313	320	474	357	58	60			844	737
Builders & Contractors	148	265	398	258	133	168			680	691
Real Estate	217	312	416	329	21	9			655	649
General Industries	138	248	232	204	133	153			502	605
Non-Bank Financial Institutions	18	426	26	16	3	2			47	444
Retail	85	89	170	172	54	63			309	325
Other [3]	579	467	335	326	103	110	295	275	1,312	1,178
Total	4,386	4,487	5,614	4,316	3,203	2,399	295	275	13,497	11,477
1 Based on Lending and Investment outstandings.
2 The prior period outstandings by economic sector (industry) have been updated reflecting improved classification of clients.
3 Economic sectors not specified in above overview are grouped in Other.

Non-performing Loans: outstandings by economic sectors and geographical area (*)
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxemburg	Rest of Europe	America	Asia	Australia	Africa	2020
Private Individuals	1,040	1,760	712	214	239	7	18	38	555	5	4	766	1	5,359
Natural Resources	75	48	0	20		25	0	0	171	659	394	93	49	1,533
Food, Beverages & Personal Care	324	165	80	114	15	11	68	1	76	240	132	1	0	1,226
Transportation & Logistics	346	54	1	42	47	18	0	3	110	40	352	18	0	1,031
Services	190	495	0	42	5	0	1	4	28	73	6		0	844
Builders & Contractors	66	361	1	93		0	0	4	107	47		0	0	680
Real Estate	144	255		86	15	80	15	17	26			16		655
General Industries	111	161	7	91		0	5	0	93	32	1	1	0	502
Non-Bank Financial Institutions	9	13		3		0	0	4	13	4		1		47
Retail	66	140	0	41		3	6	1	36		13	3	0	309
Other [1]	427	259	138	116	0	12	14	8	143	120	23	7	45	1,312
Total	2,799	3,710	939	862	320	156	126	81	1,359	1,220	925	905	95	13,497

1 Economic sectors not specified in above overview are grouped in Other.

Non-performing Loans: outstandings by economic sectors and geographical area (*)[1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxemburg	Rest of Europe	America	Asia	Australia	Africa	2019
Private Individuals	840	1,271	585	134	195	4	14	24	411	4	3	261	1	3,746
Natural Resources	83	21		28		63			254	533	84	111	20	1,196
Food, Beverages & Personal Care	315	153	63	117	1	12	68	1	109	254	26			1,119
Transportation & Logistics	432	48	1	31	47	49		3	88	32	10	46		787
Services	224	377		36				3	49	42	6			737
Builders & Contractors	88	226	1	103	1			3	230	39				691
Real Estate	237	225		96	19		7	28	27	8		4		649
General Industries	176	148	12	89		3		1	127	48	1			605
Non-Bank Financial Institutions	35	8		3	7			5	14	107		264		444
Retail	74	147		40		4	7	1	52					325
Other [2]	464	239	44	130		10	1	9	173	34	23		51	1,178
Total	2,968	2,864	705	805	270	144	96	79	1,534	1,099	154	686	71	11,477

1 The prior period outstandings by economic sector (industry) have been updated reflecting improved classification of clients.
2 Economic sectors not specified in above overview are grouped in Other.

Gross carrying amount per IFRS 9 stage and rating class
Gross carrying amount per IFRS 9 stage and rating class (*)[1,2,3]
in EUR million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2020
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	109,734	3	46	0			109,780	3
	2-4 (AA)	108,776	6	646	0			109,422	6
	5-7 (A)	137,901	27	797	1			138,698	28
	8-10 (BBB)	294,923	88	7,418	12			302,341	100
Non-Investment grade	11-13 (BB)	159,076	239	18,513	133			177,588	372
	14-16 (B)	28,335	208	23,742	570			52,077	777
	17 (CCC)	2,817	9	5,113	259			7,930	269
Substandard grade	18 (CC)			3,384	248			3,384	248
	19 (C)			2,323	254			2,323	254
NPL grade	20-22 (D)					13,398	3,797	13,398	3,797
Total		841,562	581	61,981	1,476	13,398	3,797	916,942	5,854
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€118.4 billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€89.1 billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions (€74.8 million) are excluded.

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2,3]
in EUR million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2019
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	75,144	1					75,144	1
	2-4 (AA)	82,992	3	28				83,020	3
	5-7 (A)	131,931	11	273				132,204	11
	8-10 (BBB)	295,449	55	4,905	6			300,353	61
Non-Investment grade	11-13 (BB)	194,643	209	7,925	54			202,568	263
	14-16 (B)	36,683	202	18,416	367			55,099	569
	17 (CCC)	405	7	4,067	146			4,472	153
Substandard grade	18 (CC)			3,253	160			3,253	160
	19 (C)			2,216	148			2,216	148
NPL grade	20-22 (D)					10,955	3,275	10,955	3,275
Total		817,247	490	41,082	881	10,955	3,275	869,284	4,646
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (€115 billion) not included in Credit outstandings and non-IFRS 9 eligible assets (€100 billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’.
3 IAS 37 provisions (€93.3 million) are excluded.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2,3]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2020	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	817,247	490	41,082	881	10,955	3,275	869,284	4,646
Transfer into 12-month ECL (Stage 1)	9,139	24	-8,899	-200	-240	-18	0	-194
Transfer into lifetime ECL not credit impaired (Stage 2)	-39,093	-76	39,601	651	-509	-57	0	518
Transfer into lifetime ECL credit impaired (Stage 3)	-3,592	-30	-1,879	-163	5,471	1,518	0	1,325
Net remeasurement of loan loss provisions		109		450		700		1,259
New financial assets originated or purchased	161,333	178					161,333	178
Financial assets that have been derecognised	-116,035	-85	-6,987	-107	-897	-236	-123,919	-428
Net drawdowns and repayments	12,563		-938		-181		11,444
Changes in models/risk parameters				7				7
Increase in loan loss provisions		119		638		1,908		2,666
Write-offs					-1,200	-1,200	-1,200	-1,200
Recoveries of amounts previously written off						39		39
Foreign exchange and other movements		-28		-42		-226		-297
Closing balance	841,562	581	61,981	1,476	13,398	3,797	916,942	5,854

1 At the end of December 2020, the gross carrying amounts included loans and advances to central banks (€109.2 billion), loans and advances to banks (€25.4 billion), financial assets at FVOCI (€34.0 billion), securities at amortised cost (€50.6 billion), loans and advances to customers (€599.7 billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€118.4 billion) and excludes receivables related to securities in reverse repurchase transaction (€-6.4 billion), cash collateral in respect of derivatives (€-8.3 billion), the value adjustment hedged items (€-1.0 billion), a receivable that is offset by a liquidity facility (€-2.2 billion), on-demand bank balances (€-2.2 billion) and other differences amounting to €-0.3 billion.

2 Stage 3 Lifetime credit impaired includes €3 million Purchased or Originated Credit Impaired.

3 At the end of December 2020, the stock of provisions included provisions for loans and advances to central banks (€3 million), loans and advances to banks (€23 million), financial assets at FVOCI (€14 million), securities at amortised cost (€17 million), provisions for loans and advances to customers (€ 5,779 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€17 million).

Changes in gross carrying amounts and loan loss provisions (*)[1,2,3]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
2019	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	788,537	501	46,949	925	10,758	3,141	846,244	4,568
Transfer into 12-month ECL (Stage 1)	12,856	30	-12,579	-253	-277	-23		-246
Transfer into lifetime ECL not credit impaired (Stage 2)	-21,577	-73	22,382	474	-805	-81		320
Transfer into lifetime ECL credit impaired (Stage 3)	-2,210	-6	-1,753	-135	3,964	1,113		972
Net remeasurement of loan loss provisions		-77		36		283		242
New financial assets originated or purchased	180,605	205					180,605	205
Financial assets that have been derecognised	-126,082	-103	-9,108	-162	-1,659	-137	-136,849	-402
Net drawdowns and repayments	-14,880		-4,807		1		-19,686
Changes in models/risk parameters		15		2		-8		9
Increase in loan loss provisions		-9		-39		1,147		1,099
Write-offs	-1	-1	-2	-2	-1,027	-1,028	-1,030	-1,031
Recoveries of amounts previously written off						55		55
Foreign exchange and other movements		-1		-3		-41		-45
Closing balance	817,247	490	41,082	881	10,955	3,275	869,284	4,646

1 At the end of December 2019, the gross carrying amounts included loans and advances to central banks (€51.2 billion), loans and advances to banks (€35.1 billion), financial assets at FVOCI (€32.2 billion), securities at amortised cost (€46.1 billion), loans and advances to customers (€612.6 billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€115.7 billion) and excludes receivables related to securities in reverse repurchase transaction (€-9.9 billion), cash collateral in respect of derivatives (€-10.2 billion), the value adjustment hedged items (€0.0 billion), a receivable that is offset by a liquidity facility (€-1.3 billion), on-demand bank balances (€-1.8 billion) and other differences amounting to €-0.3 billion.

2 Stage 3 Lifetime credit impaired includes €1 million Purchased or Originated Credit Impaired.

3 At the end of December 2019, the stock of provisions included provisions for loans and advances to central banks (€1 million), loans and advances to banks (€9 million), financial assets at FVOCI (€10 million), securities at amortised cost (€10 million), provisions for loans and advances to customers (€4,590 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€25 million).

Financial assets modified
Modification of financial assets
The table below provides the following information:
- Financial assets that were modified during the year (i.e. qualified as forborne) while they had a loss allowance measured at an amount equal to lifetime ECL.
- Financial assets that were reclassified to stage 1 during the period.

Financial assets modified (*)
in EUR million	2020	2019
Financial assets modified during the period
Amortised cost before modification	2,840	1,510
Net modification results	-144	-35

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	312	689
The prior period has been updated to improve consistency and comparability.

Modifications that have been provided in 2020 under general payment moratoria (payment holidays) are not included in this analysis. For details refer to the section ‘payment holidays’.

Sensitivity Analsis
Sensitivity analysis as at December 2020 (*)
		2021	2022	2023	Un-weightedECL (Eur mln)	Probability-weighting	Reportable ECL (Eur mln)[1]
NetherlandsUpside scenario	Real GDP	5.3	3.3	2.8	383	20%	468
	Unemployment	5.1	3.9	3.0
	HPI	8.1	6.3	4.7
Baseline Scenario	Real GDP	2.8	2.9	1.9	441	60%
	Unemployment	5.8	5.2	4.7
	HPI	-1.9	-1.6	4.5
Downside scenario	Real GDP	-4.9	4.8	1.4	636	20%
	Unemployment	7.7	7.8	7.9
	HPI	-12.3	-11.0	4.3
GermanyUpside scenario	Real GDP	7.6	3.3	1.5	504	20%	558
	Unemployment	3.0	2.2	1.8
	HPI	3.5	8.3	6.6
Baseline Scenario	Real GDP	3.9	3.4	1.6	541	60%
	Unemployment	4.1	3.5	3.5
	HPI	0.4	4.8	3.1
Downside scenario	Real GDP	-2.4	3.5	1.3	662	20%
	Unemployment	5.6	5.3	5.6
	HPI	-3.5	0.8	-0.9
BelgiumUpside scenario	Real GDP	6.9	3.3	2.4	494	20%	559
	Unemployment	7.3	6.2	5.8
	HPI	-0.2	4.2	4.8
Baseline Scenario	Real GDP	4.5	3.3	2.3	540	60%
	Unemployment	7.5	6.3	6.3
	HPI	-1.7	3.5	3.8
Downside scenario	Real GDP	-0.4	4.0	2.2	681	20%
	Unemployment	9.4	9.1	8.8
	HPI	-3.6	2.5	2.9
United StatesUpside scenario	Real GDP	5.6	4.1	3.8	93	20%	189
	Unemployment	5.0	3.0	1.9
	HPI	6.2	9.4	9.3
Baseline Scenario	Real GDP	4.0	3.2	2.5	134	60%
	Unemployment	6.0	4.7	4.1
	HPI	4.3	4.1	4.0
Downside scenario	Real GDP	-6.3	6.8	1.9	448	20%
	Unemployment	8.5	7.9	7.6
	HPI	1.2	-1.9	-2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.

Sensitivity analysis as at December 2019 (*)
		2020	2021	2022	Un-weightedECL (Eur mln)	Probability-weighting	Reportable ECL (Eur mln)[1]
NetherlandsUpside scenario	Real GDP	2.3	3.5	3.2	370	20%	428
	Unemployment	2.8	2.4	2.3
	HPI	14.1	11.3	2.9
Baseline Scenario	Real GDP	1.4	1.5	1.6	416	60%
	Unemployment	3.6	3.9	4.2
	HPI	3.3	2.9	2.8
Downside scenario	Real GDP	-0.7	-0.9	0.5	520	20%
	Unemployment	5.0	6.3	7.1
	HPI	-7.5	-7.0	2.7
GermanyUpside scenario	Real GDP	2.6	2.8	1.8	458	20%	502
	Unemployment	2.4	1.7	1.4
	HPI	9.7	7.0	6.4
Baseline Scenario	Real GDP	0.8	1.1	1.3	495	60%
	Unemployment	3.2	3.2	3.3
	HPI	6.1	3.5	2.9
Downside scenario	Real GDP	-1.2	-1.7	0.5	567	20%
	Unemployment	4.3	4.8	5.2
	HPI	2.5	-0.3	-1.1
BelgiumUpside scenario	Real GDP	2.3	2.6	2.0	323	20%	357
	Unemployment	5.5	5.4	5.3
	HPI	5.1	4.2	4.3
Baseline Scenario	Real GDP	1.1	1.2	1.3	350	60%
	Unemployment	5.8	5.9	6.1
	HPI	3.5	3.4	3.4
Downside scenario	Real GDP	-0.4	-0.2	1.0	411	20%
	Unemployment	7.5	8.4	8.4
	HPI	1.5	2.6	2.4
United StatesUpside scenario	Real GDP	2.6	4.1	3.8	74	20%	144
	Unemployment	2.6	1.7	1.5
	HPI	5.0	8.0	8.1
Baseline Scenario	Real GDP	1.8	1.8	1.9	127	60%
	Unemployment	3.7	3.7	3.8
	HPI	2.6	2.6	2.8
Downside scenario	Real GDP	-0.6	-0.5	0.3	267	20%
	Unemployment	5.2	6.5	7.1
	HPI	0.1	-3.1	-3.4
1 Excluding management adjustments.

Net interest income (NII) at risk
NII-at-Risk banking books per business - year one (*)
in EUR million	2020		2019
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	135	-83	-12	12
Retail Banking Benelux	-114	105	-91	40
Retail Challengers & Growth Markets	-52	-14	-3	-3
Corporate Line Banking	-52	52	-30	30
Total	-83	60	-136	79
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year

The NII-at-Risk is primarily driven by the difference in sensitivity of client liabilities, mainly savings, versus the sensitivity of client assets and investments to rate changes. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the one-year horizon.

NII-at-Risk banking book per currency - year one (*)
in EUR million	2020		2019
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-146	120	-134	65
US Dollar	41	-36	25	-24
Other	23	-25	-27	39
Total	-83	60	-136	79
EUR ramped is at +/- 100bps in 1 year
USD ramped is at +/- 120bps in 1 year

Net present value (NPV) at risk
NPV-at-Risk banking books per business (*)
in EUR million	2020		2019
	unfloored		unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	-68	171	182	400
Retail Banking Benelux	-1,425	541	-1,431	268
Retail Challengers & Growth Markets	-506	-17	-259	-452
Corporate Line Banking	1,946	-1,820	1,819	-1,731
Total	-54	-1,125	310	-1,514
The prior period has been updated to improve consistency and comparability.
EUR +/- 100bp shock scenario
USD +/- 120bp shock scenario

Non-derivative fianancial instruments to transition to alternative benchmarks
Non derivative Financial instruments to transition to alternative benchmarks
in EUR million	Financial Assets non-derivative	Financial Liabilities non-derivative
2020	Carrying value(in EUR mln)	Carrying value(in EUR mln)
By benchmark rate
GBP LIBOR	6,912	259
USD LIBOR	42,279	5,188
CHF LIBOR	345	42
JPY LIBOR	225	41
EUR LIBOR	422	8
EONIA	100	728
Total	50,283	6,265

Derivative fianancial instruments to transition to alternative benchmarks
Derivative Financial instruments to transition to alternative benchmarks
2020	Nominal value (in EUR mln)
By benchmark rate[1]
GBP LIBOR	26,851
USD LIBOR	474,457
CHF LIBOR	9,710
JPY LIBOR	60,592
EONIA	28,592
Total	600,203

For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.

Net banking currency exposures banking books
Foreign currency exposures banking books (*)
in EUR million	Foreign Investments		Hedges		Net exposures
	2020	2019	2020	2019	2020	2019
US Dollar[1]	7,126	8,031	-10	-11	7,117	8,020
Pound Sterling[2]	1,285	-22			1,285	-22
Polish Zloty	2,631	2,522	-369	-278	2,262	2,244
Australian Dollar	3,544	3,565	-2,269	-2,033	1,275	1,532
Turkish Lira	1,078	1,337			1,078	1,337
Chinese Yuan	1,912	2,255			1,912	2,255
Russian Rouble	344	540	-126	-85	218	455
Other currency	5,992	4,742	-3,456	-1,834	2,536	2,907
Total	23,913	22,969	-6,231	-4,242	17,683	18,727
1 US Dollar net exposure move is mainly driven by EURUSD FX rate.
2 The net exposure move in Pound Sterling is related to capital injection in UK Branch.

Revaluation reserve equity securities at fair value through other comprehensive income
Revaluation reserve equity securities at fair value through other comprehensive income (*)
in EUR million	2020	2019
Positive re-measurement	1,201	1,582
Negative re-measurement	-20	-2
Total	1,181	1,580

Most important foreign exchange year-end trading positions
Most important foreign exchange year-end trading positions (*)
in EUR million	2020		2019
Foreign exchange		Foreign exchange
US Dollar	203	US Dollar	116
Chinese Yuan Renminbi	-63	Chinese Yuan Renminbi	-21
Japanese Yen	-44	South Korean Won	20
British Pound	-37	Brazilian Real	-15
Romanian Leu	-16	Japanese Yen	-10

Most important interest rate and credit spread sensitivities explanatory
Most important interest rate and credit spread sensitivities at year-end (*)
in EUR thousand	2020		2019
Interest Rate (BPV) [1]		Interest Rate (BPV) [1]
Euro	-787	Euro	-740
US Dollar	-319	US Dollar	-325
British Pound	-120	Russian Ruble	-105
Russian Ruble	-86	British Pound	-68
Australian Dollar	-64	Australian Dollar	-31

Credit Spread (CSO1) [2]		Credit Spread (CSO1) [2]
Germany	134	United States	360
Republic of Korea	-129	Germany	163
United States	118	France	117
Belgium	115	Russian Federation	73
Netherlands	50	United Kingdom	72
1 Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory
Credit spread sensitivities per risk class and sector at year-end (*)
	2020		2019
in EUR thousand	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	4	-4	1	-1
2–4 (AA)	2	-120	-15	-63
5–7 (A)	80	-14	143	32
8–10 (BBB)	301	-14	273	1
11–13 (BB)	55		148	9
14–16 (B)	18	-6	51	1
17–22 (CCC and NPL)	2		26
Not rated	1
Total	462	-158	626	-21

1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.

ING funding mix
Funding mix[1] (*)
	2020	2019
Funding type
Customer deposits (retail)	52%	51%
Customer deposits (corporate)	20%	21%
Interbank	9%	5%
Lending/repurchase agreement	6%	5%
CD/CP	2%	5%
Long-term senior debt	9%	11%
Subordinated debt	2%	2%
Total	100%	100%
1 Liabilities excluding trading securities and IFRS equity

ING Group long-term debt maturity profile by currency
ING Group long-term debt maturity profile by currency (*)
in EUR billion (nominal amounts)	2021	2022	2023	2024	2025	2026	Beyond 2026	Total
Currency
EUR	8	7	5	1	4	5	24	54
USD	2	4	3	1	0	2	10	21
Other	2	1	1	1		1	1	8
Total	13	12	9	3	4	8	35	83

ING Group long-term debt maturity profile by currency at year-end 2019 (*)
in EUR billion (nominal amounts)	2020	2021	2022	2023	2024	2025	Beyond 2026	Total
Currency
EUR	9	9	8	5	1	4	26	62
USD	3	2	4	4	1		8	22
Other	1	2	1	1	1		2	10
Total	13	14	13	10	3	4	37	94